Client Name:
Client Project Name:	BRAVO 2025-HE1
Start - End Dates:	2/14/2017 - 7/12/2019
Deal Loan Count:	57

Conditions Report 2.0

Loans in Report:	57
Loans with Conditions:	45

102 - Total Active Conditions
28 - Material Conditions
28 - Compliance Review Scope
28 - Category: Documentation
74 - Non-Material Conditions
74 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
1 - Category: Compliance Manual
2 - Category: Documentation
27 - Category: Federal Consumer Protection
3 - Category: Finance Charge Tolerance
1 - Category: Repayment Ability
4 - Category: RESPA
9 - Category: Right of Rescission
2 - Category: State Consumer Protection
2 - Category: State Prepayment Penalty
13 - Category: TILA
7 - Category: TILA/RESPA Integrated Disclosure
9 - Total Satisfied Conditions

9 - Compliance Review Scope
3 - Category: Federal Consumer Protection
1 - Category: RESPA
2 - Category: State Consumer Protection
3 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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